CASH AND CASH EQUIVALENTS (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash and cash equivalents
- Cash on hand	$ 1	¥ 5	$ 10	¥ 71	¥ 74
- Cash at bank	4,439	32,204	4,514	31,154	58,285
Short-term deposits			71	470
Total Cash and cash equivalent	4,440	32,209	$ 4,595	31,695	¥ 58,359
- Short-term deposits				¥ 470